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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended September 30, 2008

If amended report check here          |_|           Amended Number:  1

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        November 15, 2008,  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            65
                                              --------------

Form 13F Information Table Value Total:         $2,389,236
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
COLUMN 1           COLUMN 2 COLUMN 3 COLUMN 4 COLUMN 5     COLUMN 6   COLUMN 7  COLUMN 8
--------------------------------------------- ----------- ----------  --------  ------------
                                                                                 VOTING  AUTHORITY
                                                                                ------------
                   TITLE OF          VALUE    SHARES/     INVESTMENT    OTHER
NAME OF ISSUER       CLASS  CUSIP    [X$1000] PRN AMT     DISCRETION  MANAGERS    SOLE     SHARED  NONE
--------------------------------------------- ----------  ----------  --------  ------------------ ----
3M Company            COM   88579Y101   107034    1566889    SOLE                   X
Aaron Rents Inc       COM   002535201     4040     149255    SOLE                   X
American Express      COM   025816109    35078     990071    SOLE                   X
Applied Materials     COM   038222105    62708    4144620    SOLE                   X
Arkansas Best Corp    COM   040790107    10289     305411    SOLE                   X
Automatic Data Proc   COM   053015103    29235     683858    SOLE                   X
Avery Dennison Corp   COM   053611109    87337    1963522    SOLE                   X
Bed Bath & Beyond     COM   075896100    14368     457438    SOLE                   X
Berkshire Hathaway    COM   084670207      242         55    SOLE                   X
CDI Corp.             COM   125071100    15972     715278    SOLE                   X
CPI Corp.             COM   125902106    10569     983201    SOLE                   X
Carmax Inc            COM   143130102     7268     519153    SOLE                   X
Coca Cola             COM   191216100    89979    1701570    SOLE                   X
Colgate-Palmolive     COM   194162103    82790    1098744    SOLE                   X
Comcast Corp Specia   COM   20030N200     4778     242310    SOLE                   X
Corning Inc.          COM   219350105      181      11600    SOLE                   X
Cost Plus Inc         COM   221485105     4849    2486538    SOLE                   X
Cymer Inc             COM   232572107    17528     692005    SOLE                   X
Dell Inc              COM   24702R101    48124    2920133    SOLE                   X
Dixie Group Inc.      COM   255519100    11752    1605430    SOLE                   X
DuPont                COM   263534109    54210    1345167    SOLE                   X
Dun & Bradstreet      COM   26483e100      661       7000    SOLE                   X
Eastman Kodak         COM   277461109     5984     389066    SOLE                   X
Estee Lauder Cos      COM   518439104     1586      31771    SOLE                   X
Ethan Allen Interio   COM   297602104    45371    1619221    SOLE                   X
FedEx Corporation     COM   31428X106    32651     413098    SOLE                   X
Financial Select Se   COM   81369Y605   104132    5235399    SOLE                   X
Gannett Co Inc.       COM   364730101    46863    2771302    SOLE                   X
General Electric      COM   369604103    71820    2816478    SOLE                   X
General Mills Inc.    COM   370334104    39249     571145    SOLE                   X
Hutchinson Tech Inc   COM   448407106    32189    2779696    SOLE                   X
Illinois Tool Works   COM   452308109    53331    1199794    SOLE                   X
Imation Corp.         COM   45245A107    48307    2138445    SOLE                   X
Intel Corp            COM   458140100    31056    1658089    SOLE                   X
Johnson & Johnson     COM   478160104     1096      15821    SOLE                   X
Kemet Corp.           COM   488360108    10607    7799031    SOLE                   X
Lawson Products       COM   520776105     1674      60549    SOLE                   X
Learning Tree         COM   522015106     2962     237921    SOLE                   X
Leggett & Platt Inc   COM   524660107    46984    2156211    SOLE                   X
MDC Hldgs             COM   552676108      802      21920    SOLE                   X
Marsh & McLennan      COM   571748102    59166    1862921    SOLE                   X
Masco Corp            COM   574599106    74004    4125077    SOLE                   X
Maxwell Technologie   COM   577767106    18300    1371784    SOLE                   X
Microsoft Corp        COM   594918104   176091    6597631    SOLE                   X
Newell Rubbermaid     COM   651229106    29079    1684781    SOLE                   X
Newport Corp.         COM   651824104    32137    2981177    SOLE                   X
News Corp Class A     COM   65248E104    28030    2337787    SOLE                   X
Office Depot Inc      COM   676220106     9631    1654780    SOLE                   X
Pacific Sunwear       COM   694873100     5681     844123    SOLE                   X
PepsiCo Inc.          COM   713448108      347       4865    SOLE                   X
Procter & Gamble      COM   742718109    18110     259869    SOLE                   X
Rogers Corp.          COM   775133101    15647     423116    SOLE                   X
Seagate Technology    COM   G7945J104    29495    2433591    SOLE                   X
Staples Inc.          COM   855030102      445      19769    SOLE                   X
Talbots Inc           COM   874161102    58824    4490366    SOLE                   X
Toll Brothers Inc     COM   889478103     9712     384935    SOLE                   X
USEC Inc.             COM   90333E108    12112    2238805    SOLE                   X
United Parcel Servi   COM   911312106    33021     525061    SOLE                   X
UnitedHealth Group    COM   91324P102    91263    3594455    SOLE                   X
W W Grainger Inc.     COM   384802104      508       5840    SOLE                   X
Wal-Mart Stores Inc   COM   931142103   138527    2313031    SOLE                   X
Walgreen Co.          COM   931422109   109980    3552338    SOLE                   X
Walt Disney           COM   254687106    32124    1046733    SOLE                   X
Wells Fargo & Co      COM   949746101    98758    2631445    SOLE                   X
YRC Worldwide Inc     COM   984249102    32588    2724755    SOLE                   X